Income Taxes - Aggregate Changes in Balance of Gross Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Beginning balance	$ 1,163	$ 1,127	$ 1,104
Increases in balances related to tax positions taken during current periods	30	36	34
Decrease in balances related to tax positions taken during current periods			(11)
Ending balance	$ 1,193	$ 1,163	$ 1,127